Notes payable	6 Months Ended
Jun. 30, 2026
Notes payable [abstract]
Notes payable
10.	Notes payable

On June 4, 2025, the Company obtained a $1,000,000 loan from its primary crypto assets custodian, BitGo Prime, LLC., secured by 14.87584 Bitcoin units pledged as collateral. As at June 30, 2026, the total Bitcoin units pledged were Nil (December 31, 2025 - 18.32), valued at $Nil (December 31, 2025 - $1,601,865).

During the six months ended June 30, 2026, the Company repaid the outstanding principal balance of $1,000,000, thereby extinguishing the loan. During the term of the loan, the Company satisfied all required interest obligations through monthly installments, which aggregated to a total interest amount of $74,750 over the duration of the borrowing period. As of June 30, 2026, no amounts remain outstanding under this agreement.

As at June 30, 2026, the Company has an outstanding notes payable balance of $300,549 (December 31, 2025 - $1,300,549) which was assumed on the acquisition of Prismic and is due on demand.